Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
– derivatives	$ 255,995	$ 237,740
Assets held for sale	22,732	11,115
Total assets	3,438,161	3,233,034	$ 3,214,371
Insurance contract liabilities	130,053	122,955
Liabilities of disposal groups held for sale	30,097	23,382
Total liabilities	3,241,080	3,027,368
Total equity	197,081	205,666	$ 199,869	$ 192,273
Total liabilities and equity	3,438,161	3,233,034
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	132,459	127,432
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	119,088	116,605
– derivatives	146	144
– financial investments – at amortised cost	5,868	5,388
– financial assets at fair value through other comprehensive income	193	217
– other financial assets	7,164	5,078
Insurance contract assets	92	110
Reinsurance contract assets	8,302	5,948
Assets held for sale	11,578	6,624
Other assets and investment properties	4,751	4,644
Total assets	157,182	144,758
Liabilities under investment contracts designated at fair value	5,113	5,288
Insurance contract liabilities	128,559	121,868
Reinsurance contract liabilities	343	680
Liabilities of disposal groups held for sale	11,272	6,386
Other liabilities	5,609	3,821
Total liabilities	150,896	138,043
Total equity	6,286	6,715
Total liabilities and equity	157,182	144,758
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Insurance Contracts, Life Direct Participating And Investment DPF contracts
Disclosure of financial assets [line items]
Financial assets	115,233	111,078
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	109,463	106,705
– derivatives	126	136
– financial investments – at amortised cost	579	609
– financial assets at fair value through other comprehensive income	0	0
– other financial assets	5,065	3,628
Insurance contract assets	0	12
Reinsurance contract assets	0	0
Assets held for sale	10,832	4,748
Other assets and investment properties	1,740	1,785
Total assets	127,805	117,623
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	123,261	117,107
Reinsurance contract liabilities	0	0
Liabilities of disposal groups held for sale	10,340	4,734
Other liabilities	0	0
Total liabilities	133,601	121,841
Total equity	0	0
Total liabilities and equity	133,601	121,841
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Insurance Contracts, Life Other Contracts
Disclosure of financial assets [line items]
Financial assets	5,704	5,277
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5,350	4,984
– derivatives	12	8
– financial investments – at amortised cost	122	115
– financial assets at fair value through other comprehensive income	0	0
– other financial assets	220	170
Insurance contract assets	92	98
Reinsurance contract assets	8,302	5,948
Assets held for sale	329	258
Other assets and investment properties	64	118
Total assets	14,491	11,699
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	5,298	4,761
Reinsurance contract liabilities	343	680
Liabilities of disposal groups held for sale	476	234
Other liabilities	0	0
Total liabilities	6,117	5,675
Total equity	0	0
Total liabilities and equity	6,117	5,675
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Insurance contracts, other insurance contracts
Disclosure of financial assets [line items]
Financial assets	5,538	5,672
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,217	4,337
– derivatives	4	0
– financial investments – at amortised cost	1,002	1,010
– financial assets at fair value through other comprehensive income	6	3
– other financial assets	309	322
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Assets held for sale	196	1,347
Other assets and investment properties	37	45
Total assets	5,771	7,064
Liabilities under investment contracts designated at fair value	5,113	5,288
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Liabilities of disposal groups held for sale	0	0
Other liabilities	0	0
Total liabilities	5,113	5,288
Total equity	0	0
Total liabilities and equity	5,113	5,288
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	5,984	5,405
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	58	579
– derivatives	4	0
– financial investments – at amortised cost	4,165	3,654
– financial assets at fair value through other comprehensive income	187	214
– other financial assets	1,570	958
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Assets held for sale	221	271
Other assets and investment properties	2,910	2,696
Total assets	9,115	8,372
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Liabilities of disposal groups held for sale	456	1,418
Other liabilities	5,609	3,821
Total liabilities	6,065	5,239
Total equity	6,286	6,715
Total liabilities and equity	$ 12,351	$ 11,954